Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 11 — Commitments and contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

The Company has entered into non-cancellable operating lease agreements for several offices and dormitory spaces for its employees. The two leases are expiring through 2020. The Company's commitments for minimum lease payment under these operating leases as of December 31, 2018 are as follow:

Twelve months ending December 31,	Minimum lease payment
2019	$176,204
2020	58,741
2021	51,407
Total	$286,352

Rent expense for the years ended December 31, 2018, 2017 and 2016 were $331,904, $183,998 and $171,572, respectively.